PERSONNEL EXPENSES (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure Of Personnel Expenses [abstract]
Summary of Personnel Expenses
The breakdown of the items is detailed below, as of the indicated dates:

Items	Three months as of 09.30.24	Nine months as of 09.30.24	Three months as of 09.30.23	Nine months as of 09.30.23
Payroll	(90,841,990)	(288,973,789)	(89,213,433)	(270,600,813)
Social Contributions on Payroll	(20,818,908)	(71,808,288)	(21,209,844)	(63,957,294)
Personnel Compensations and Rewards	(32,076,104)	(129,793,371)	(30,253,010)	(99,524,868)
Services for Personnel	(3,989,008)	(9,392,808)	(3,892,468)	(10,397,082)
Other Short-term Personnel Expenses	(3,362,058)	(10,555,320)	(8,355,764)	(18,852,293)
Other Long-term Personnel Expenses	(818,791)	(1,864,019)	(265,352)	(841,206)
Total	(151,906,859)	(512,387,595)	(153,189,871)	(464,173,556)